Label	Element	Value
Rockefeller Climate Solutions Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Rockefeller Climate Solutions Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Rockefeller Climate Solutions Fund (the “Climate Solutions Fund” or the “Fund”) seeks long-term growth of capital principally through equity investments in public companies across the market capitalization spectrum offering climate change mitigation or adaptation products and services.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $2,500 in the Fund’s Class A shares. Certain financial intermediaries may also offer variations in Fund sales charges to their customers. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 31 of this Prospectus, and under “Sales Charges; Sales Charge Reductions and Waivers – Sales Charges on Class A Shares” beginning on page 44 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2024, the Fund’s portfolio turnover rate was 34.63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.63%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $2,500 in the Fund’s Class A shares. Certain financial intermediaries may also offer variations in Fund sales charges to their customers. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 31 of this Prospectus, and under “Sales Charges; Sales Charge Reductions and Waivers – Sales Charges on Class A Shares” beginning on page 44 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 2,500
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The operating expense limitation agreement discussed in the table above is reflected only through March 31, 2026.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of public companies offering climate change mitigation or adaptation products and services. The Adviser typically considers a company to be focused on climate mitigation or adaptation solutions where it generates revenue (as further detailed below) by delivering products or services related to water infrastructure and technologies, waste management and technologies, energy efficiency, food, agriculture and forestry, renewable and alternative energy, healthcare, pollution control, and/or climate support systems (the “Climate Solution Activities”). The Fund may invest in companies operating in any industry or sector. However, due to its focus on Climate Solution Activities and in order to achieve its objective, the Fund historically has had more meaningful exposure to companies operating in the Industrial and Utilities sectors, and to a lesser extent, to companies operating in the Energy and Financials sectors and expects this tilt to continue.

Equity securities in which the Fund may invest include common stocks, preferred stocks, depositary receipts, and interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”) which engage in Climate Solution Activities. The Fund may also invest in other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities, and these investments will count for the purpose of meeting the requirement that 80% of the Fund’s net assets be invested in equity securities of public companies offering climate change mitigation or adaptation products and services. The Fund may invest in equity securities of U.S. and foreign companies (including issuers domiciled in emerging markets or less developed countries) with market capitalizations of any size. The Fund’s investments in common stocks of foreign companies may include depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund invests a portion of its assets in securities that are traded in currencies other than U.S. dollars, so the Fund may buy and sell foreign currencies to facilitate transactions in portfolio securities. The Fund does not currently expect to hedge against currency risks, although the Fund retains the discretion to engage in such hedging strategies if the Adviser determines that it may be advantageous to do so.
Ideas for potential investments are sourced by the Adviser utilizing internal and external research, including from relationships with climate focused organizations and industry collaborations such as non-governmental organizations (NGOs) and other non-profit organizations. The Adviser employs a bottom-up, fundamental investment approach to build an actively managed portfolio of public companies engaging in Climate Solution Activities across key environmental themes such as water infrastructure & technology, waste management & technologies, renewable energy, energy efficiency, pollution control, climate support services, healthcare mitigation, and food & agriculture. Companies considered for the Fund’s portfolio will derive material revenue (50% or greater) from Climate Solution Activities or which have a lower level of revenue exposure (generally at least 20%) with the potential to grow the revenue associated with Climate Solution Activities.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of public companies offering climate change mitigation or adaptation products and services.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Rockefeller Climate Solutions Fund, L.P. (formerly, the Rockefeller Ocean Fund, L.P.) (the “Predecessor Fund”) was reorganized into the Fund on July 21, 2021 (commencement of operations) by transferring all of the Predecessor Fund’s assets to the Fund in exchange solely for Institutional Class shares of the Fund (the “Reorganization”). Following the Reorganization, the Predecessor Fund was liquidated and dissolved. The Fund’s investment objective, strategies, policies, guidelines and restrictions are, in all material respects, the same as those of the Predecessor Fund. The Adviser was the investment adviser to the Predecessor Fund for the entire performance period shown below and the Adviser continues to serve as investment adviser to the Fund. At the time of the Reorganization, the Predecessor Fund’s investment portfolio was managed by the same portfolio managers and team of investment professionals who manage the Fund’s investment portfolio.

From its inception through the date of the Reorganization, the Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”), or Sections 851 to 855 of the Internal Revenue Code of 1986, as amended (the “Code”), which, if they had been applicable, might have adversely affected the Predecessor Fund’s performance.

Following the Reorganization, the Fund’s performance has been calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Predecessor Fund.

The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns of the Institutional Class shares of the Fund and the Predecessor Fund from year to year, as applicable. The performance shown prior to July 21, 2021 is that of the Predecessor Fund. The table shows how the Fund’s and the Predecessor Fund’s average annual returns for the one year, five year, ten year and since inception periods compare with those of a broad measure of market performance. Remember, the Predecessor Fund’s and the Fund’s past performance, before and after taxes (when available), is not necessarily an indication of how the Fund will perform in the future. Institutional Class shares of the Fund would have similar annual returns to Class A shares and the Predecessor Fund because they are invested in the same portfolio of securities; however, the returns for Institutional Class shares would be lower than those of the Class A shares and the Predecessor Fund because Institutional Class shares have different expenses than the Class A shares and the Predecessor Fund.

Updated performance information is available on the Fund’s website at www.rockefellerfunds.com or by calling the Fund toll-free at 1‑855‑369‑6209.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑855‑369‑6209
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rockefellerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Predecessor Fund’s and the Fund’s past performance, before and after taxes (when available), is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Shares(1)Calendar Year Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges and returns would have been lower had sales charges been reflected.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The returns shown in the bar chart for the calendar years ended December 31, 2022, 2023 and 2024 and for the period beginning July 21, 2021 (commencement of operations) through December 31, 2021 reflect the performance of the Fund’s Institutional Class shares. The remainder of the returns shown in the bar chart reflect the performance of Founders’ interests of the Predecessor Fund. Class A shares would have materially equivalent annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class A shares are subject to a maximum sales load and distribution and service (Rule 12b-1) fees. The performance of the Predecessor Fund has not been restated to reflect the estimated fees and fee waivers or expense limitations applicable to each class of shares of the Fund. Had the performance of the Predecessor Fund been restated, the performance would have been lower. The bar chart does not reflect sales charges and returns would have been lower had sales charges been reflected. The performance of the Predecessor Fund is for Founders’ interests which was the only class issued at the inception of the Predecessor Fund. Founders’ interests and Class A interests of the Predecessor Fund were identical except for inception date and the investment management fee rate charged to each class. The investment management fee rate charged to Founders’ interests and Class A interests of the Predecessor Fund was 0.75% and 1.00%, respectively. Because Class A interests of the Predecessor Fund were subject to a higher investment management fee rate, its performance was lower than Founders’ interests.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the best performance for a quarter was 22.47% (for the quarter ended December 31, 2020). The worst performance was -17.97% (for the quarter ended March 31, 2020).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.97%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to the Reorganization, the Fund was an unregistered trust that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and will vary for Class A shares.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	The returns shown in the table above reflect the performance of Founders’ interests of the Predecessor Fund prior to July 21, 2021 and Institutional Class and Class A shares of the Fund beginning July 21, 2021, as noted above.
(1)    The since inception date for the Institutional Class shares of the Fund is June 1, 2012.
(2)    The since inception date for the Class A shares of the Fund is July 21, 2021.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are shown for Institutional Class shares only and will vary for Class A shares. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). Prior to the Reorganization, the Fund was an unregistered trust that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions.
Rockefeller Climate Solutions Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Rockefeller Climate Solutions Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Rockefeller Climate Solutions Fund | Recent Markets Event Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Rockefeller Climate Solutions Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.
Rockefeller Climate Solutions Fund | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Rockefeller Climate Solutions Fund | Large Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Large Capitalization Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Rockefeller Climate Solutions Fund | Small And Medium Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Small and Medium Capitalization Companies Risk. Small and medium capitalization companies may not have the management experience, financial resources, product diversification and competitive strengths of large capitalization companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies and may be less liquid than other securities.
Rockefeller Climate Solutions Fund | Climate Solutions Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Climate Solutions Risk. The Fund will focus its investment activities on companies offering climate change mitigation or adaptation products and services. There is no guarantee that these themes will generate profitable investment opportunities for the Fund, or that the Adviser will be successful in identifying profitable investment opportunities within these investment themes. The Fund’s focus on environmental criteria will limit the number of investment opportunities available to the Fund as compared to other mutual funds with broader investment objectives, and as a result, the Fund may underperform funds that are not subject to similar investment considerations. Portfolio companies may be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants. In addition, companies may share common characteristics and be subject to similar business risks and regulatory burdens. A downturn in the demand for climate change mitigation and adaptation products and services is likely to have a significant negative impact on the value of the Fund’s investments. As a result of these and other factors, the Fund’s portfolio investments are expected to be volatile, which may result in significant investment losses to the Fund.
Rockefeller Climate Solutions Fund | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in foreign securities involve certain risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies, as well as risks related to the lack of public information with respect to such foreign issuers and the absence of uniform accounting, auditing and financial reporting standards. Foreign securities markets are often less liquid than U.S. securities markets, which may make the disposition of foreign securities more difficult. These risks may be magnified in emerging market countries.
Rockefeller Climate Solutions Fund | Emerging Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Emerging Market Risk. Some of the securities in which the Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.
Rockefeller Climate Solutions Fund | Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Currency Risk. The Fund may invest in securities denominated in U.S. dollars or foreign currencies (including those of issuers located in emerging markets).
Rockefeller Climate Solutions Fund | Hedging Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Hedging Risk. The Fund does not currently expect to hedge against declines in the values of its portfolio positions as a result of changes in currency exchange rates, certain changes in the equity markets and market interest rates, and other events, although it may do so in the discretion of the Adviser. Hedging transactions may limit the opportunity for gain if the value of the hedged portfolio positions should increase. Additionally, a lack of hedging by the Fund may cause the value of its portfolio positions to decline.
Rockefeller Climate Solutions Fund | Master Limited Partnership Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Master Limited Partnership Risk. The Fund may invest in MLPs that have exposure to renewable energy activities. Companies involved with renewable energy can be affected significantly by factors such as supply and demand for energy, availability and cost of traditional energy sources, consumer preferences, and government regulations, including subsidies. MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also generally entail many of the general tax risks of investing in a partnership. There is always a risk that an MLP will fail to qualify for favorable tax treatment. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership.
Rockefeller Climate Solutions Fund | Real Estate Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Real Estate Investment Risk. The Fund could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of investments made by the Fund may be determined to an extent by the current status of the real estate industry in general, or by other factors (such as interest rates and the availability of loan capital) that may affect the real estate industry, even if other industries would not be so affected. Consequently, the investment strategies of the Fund could lead to securities investment results that may be significantly different from investments in securities of other industries or sectors or in a more broad-based portfolio generally. The risks related to investments in realty companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.
Rockefeller Climate Solutions Fund | REIT Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	REIT Risk. Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.
Rockefeller Climate Solutions Fund | Other Investment Company And Exchange-Traded Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Other Investment Company and Exchange-Traded Fund Risk. When the Fund invests in other investment companies, including closed-end funds and ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees. The risk of owning another investment company generally reflects the risks of owning the underlying investments the other investment company holds. The Fund also will incur brokerage costs when it purchases and sells investment company shares. ETFs may trade at a discount or premium to net asset value (“NAV”). There can be no assurance that an active trading market for an ETF’s shares will exist. There are greater risks involved in investing in securities with limited market liquidity.
Rockefeller Climate Solutions Fund | American Depositary Receipts (“ADRs”) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	American Depositary Receipts (“ADRs”) Risk. The Fund may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a “depositary”), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by the depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities.
Rockefeller Climate Solutions Fund | Global Depositary Receipts (“GDRs”) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Global Depositary Receipts (“GDRs”) Risk. To the extent the Fund may invest in foreign securities, the Fund may invest in GDRs. GDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. GDRs may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary receipts involve many of the same risks of investing directly in foreign securities.
Rockefeller Climate Solutions Fund | Competition Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Competition Risk. The task of identifying attractive investments is difficult and involves many uncertainties. Because of competition from other investment groups and many other factors, there can be no assurance that the Fund will be able fully to invest its capital on attractive terms, and there can be no assurance that the Fund will achieve results comparable to that of other investment vehicles having similar investment objectives.
Rockefeller Climate Solutions Fund | Preferred Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Rockefeller Climate Solutions Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Rockefeller Climate Solutions Fund | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Sector Risk. Due to the Fund’s focus on climate change mitigation or adaptation products and services, the Fund’s portfolio, as compared to broader benchmarks, is expected to typically have more meaningful exposure to companies operating in the Industrial sector and to have reduced exposure to the Communication Services, traditional Energy, Financials and Real Estate sectors. The Industrial sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Companies in the Industrial sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the Industrial sector may be adversely affected by environmental damages, product liability claims and exchange rates. The success of these companies is affected by supply and demand both for their specific product or service and for Industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. In addition, the Industrial sector may also be adversely affected by changes or trends in commodity prices, which may be unpredictable. As a result, the Fund’s investment returns may underperform the market in periods where the Industrial sector underperforms other sectors. Potential negative market or economic developments affecting one or more of the sectors in which the Fund’s investments are concentrated could have a greater impact on the Fund than on a fund with fewer holdings in the impacted sectors.
Rockefeller Climate Solutions Fund | MSCI All Country World Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)	[1]
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (Net)(reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	17.49%	[1]
5 Years	rr_AverageAnnualReturnYear05	10.06%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.23%	[1]
Rockefeller Climate Solutions Fund | MSCI All Country World Index (Net), Since 6/1/12 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Since Inception	rr_AverageAnnualReturnSinceInception	10.63%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2012	[1]
Rockefeller Climate Solutions Fund | MSCI All Country World Index (Net), Since 7/21/21 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 21, 2021	[1]
Rockefeller Climate Solutions Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RKCIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.33%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	388
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	696
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,572
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	388
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	696
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,572
Annual Return 2015	rr_AnnualReturn2015	(2.98%)	[3]
Annual Return 2016	rr_AnnualReturn2016	7.15%	[3]
Annual Return 2017	rr_AnnualReturn2017	29.42%	[3]
Annual Return 2018	rr_AnnualReturn2018	(10.95%)	[3]
Annual Return 2019	rr_AnnualReturn2019	29.93%	[3]
Annual Return 2020	rr_AnnualReturn2020	35.05%	[3]
Annual Return 2021	rr_AnnualReturn2021	5.51%	[3]
Annual Return 2022	rr_AnnualReturn2022	(19.20%)	[3]
Annual Return 2023	rr_AnnualReturn2023	16.53%	[3]
Annual Return 2024	rr_AnnualReturn2024	4.28%	[3]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[1],[4]
1 Year	rr_AverageAnnualReturnYear01	4.28%	[1],[4]
5 Years	rr_AverageAnnualReturnYear05	6.95%	[1],[4]
10 Years	rr_AverageAnnualReturnYear10	8.09%	[1],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.22%	[1],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2012	[1]
Rockefeller Climate Solutions Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[1],[4]
1 Year	rr_AverageAnnualReturnYear01	3.67%	[1],[4]
5 Years	rr_AverageAnnualReturnYear05	6.77%	[1],[4]
10 Years	rr_AverageAnnualReturnYear10	8.00%	[1],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.15%	[1],[4]
Rockefeller Climate Solutions Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[1],[4]
1 Year	rr_AverageAnnualReturnYear01	2.97%	[1],[4]
5 Years	rr_AverageAnnualReturnYear05	5.45%	[1],[4]
10 Years	rr_AverageAnnualReturnYear10	6.61%	[1],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.72%	[1],[4]
Rockefeller Climate Solutions Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RKCAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $500,000 or more that are redeemed within 12 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 745
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	966
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,310
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,277
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	745
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	966
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,310
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,277
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[1],[6]
1 Year	rr_AverageAnnualReturnYear01	(1.44%)	[1],[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.30%)	[1],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 21, 2021	[1]
Rockefeller US Small Cap Core Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Rockefeller US Small Cap Core Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rockefeller US Small Cap Core Fund (the “US Small Cap Core Fund” or the “Fund”) seeks long-term capital appreciation principally through equity investments in U.S. small capitalization companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $2,500 in the Fund’s Class A shares. Certain financial intermediaries may also offer variations in Fund sales charges to their customers. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 31 of this Prospectus, and under “Sales Charges; Sales Charge Reductions and Waivers – Sales Charges on Class A Shares” beginning on page 44 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period ended November 30, 2024, the Fund’s portfolio turnover rate was 52.35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.35%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $2,500 in the Fund’s Class A shares. Certain financial intermediaries may also offer variations in Fund sales charges to their customers. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 31 of this Prospectus, and under “Sales Charges; Sales Charge Reductions and Waivers – Sales Charges on Class A Shares” beginning on page 44 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 2,500
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” do not correlate to the “Ratio of Expenses to Average Net Assets (After waiver, expense reimbursement)” in the “Financial Highlights” section of this Prospectus because of the increase in the Fund’s expense limitation that took place August 1, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The operating expense limitation agreement discussed in the table above is reflected only through March 31, 2026.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. small capitalization companies. A “U.S. company” is defined as any company that is organized in or has substantial business activities in the United States of America (i.e., securities of issuers that during the issuer’s most recent fiscal year derived at least 50% of its revenue or profits from goods produced or sold, investments made, or services performed in the U.S. or that have at least 50% of its assets in the U.S.). A “small capitalization company” is defined as any company whose market capitalization at the time of purchase is within the market capitalization range represented by companies in the Russell 2000® Index (the “Benchmark”). As of December 31, 2024, the market capitalization range for the Russell 2000® Index was approximately $8.22 million to $14.77 billion, which may increase or decrease at any time. With respect to 20% of the Fund’s net assets, the Adviser may invest in companies with market capitalizations below or above the Russell 2000® Index where it determines the opportunity is consistent with the Fund’s investment objective. The Fund is not required to dispose of companies whose market capitalizations exceed the high end of the range, and may add to positions in portfolio companies that exhibit continued growth and other characteristics consistent with the Fund’s investment objective regardless of market capitalization. The Fund may add to positions that exceed the Russell 2000® Index so long as 80% of the Fund’s net assets are invested in U.S. small capitalization companies at the time. The Adviser employs a long-term investment philosophy rooted in fundamental, bottom-up research and analysis to identify companies for the portfolio. When selecting a security for the portfolio, the Adviser generally looks for one or more of the following characteristics:

•Potential competitive advantages
•Opportunity to grow earnings, revenue and/or cash flow
•Management team quality
•Balance sheet strength
•Attractive valuation relative to intrinsic value and/or peers
Equity securities include common stocks, preferred stocks, rights, depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), and REITs. The Fund has the ability to invest up to 20% of its net assets in equity securities of foreign companies, including ADRs and GDRs. The Adviser seeks to construct a portfolio with a relatively small number of securities (typically 35 to 45 names) of smaller market capitalization companies where the potential growth in revenue and earnings can be bought at an attractive price relative to their growth rate and to their peer group. The Fund’s objective is to hold these companies through their growth stages. The Adviser’s process for selling or trimming a portfolio holding generally considers one or more of the following factors:

•Change to the investment thesis
•Change to the company’s fundamental positioning such as a shift in competitive advantages, growth prospects, management team, financial condition and/or valuation
•Market capitalization increases (typically above US $5 billion or the upper end of the Benchmark’s market capitalization)
•Changes to intrinsic and relative valuation

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. small capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year, when available. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.rockefellerfunds.com or by calling the Fund toll-free at 1‑855‑369‑6209.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year, when available. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑855‑369‑6209
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rockefellerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares*Calendar Year Returns as of December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The returns shown in the bar chart are for Class I shares of the Fund. Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Performance for Class A shares would be lower as expenses for Class A shares are higher.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the best performance for a quarter was 6.24% (for the quarter ended September 30, 2024) and the worst performance was -3.24% (for the quarter ended June 30, 2024).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.24%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and will vary for Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are shown for Class I shares only and will vary for Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Rockefeller US Small Cap Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Rockefeller US Small Cap Core Fund | General Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	General Investment Risk. An investment in the Fund is not intended as a complete investment program and is designed only for investors who have adequate means of providing for their needs and contingencies without relying on distributions or withdrawals from the Fund, who are financially able to maintain their investment and who can afford the loss of their investment. No guarantee or representation is made that the Fund’s investment program will be successful or that an investor will not lose money on their investment in the Fund. Future results may vary substantially from past performance and investment results may vary substantially over time.
Rockefeller US Small Cap Core Fund | General Equity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	General Equity Risk. Stock markets are volatile. The price of equities and equity-based securities held by the Fund may decrease in value significantly based on changes in a company’s financial condition, among other reasons, or in response to adverse political, regulatory, market or economic developments affecting the company, an industry or the markets generally. There is no assurance that the securities held by the Fund will not lose their value.
Rockefeller US Small Cap Core Fund | Recent Markets Event Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Rockefeller US Small Cap Core Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.
Rockefeller US Small Cap Core Fund | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Rockefeller US Small Cap Core Fund | Small Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Small Capitalization Companies Risk. The Fund may invest substantially all of its assets in the stocks of small capitalization companies. Investing in small capitalization companies generally involves higher risks than investing in large capitalization companies as small capitalization companies tend to have more limited product lines, markets, financial resources and management team depth. The stock prices of small capitalization companies are often more volatile than the stock prices of larger capitalization companies and the risk of bankruptcy or insolvency of many small capitalization companies (with the attendant losses to shareholders) is higher than for larger, “blue-chip” companies. In addition, due to thin trading in the stocks of some small capitalization companies, it may take the Fund a longer period of time to reduce or liquidate its investments in certain stocks or the Fund’s selling activities could negatively impact the sale price received or the value of any remaining holdings. The inability to quickly liquidate a position may expose the Fund to greater market risk with respect to such position and may result in the Fund obtaining a lower sale price than would be the case if the Fund were able to liquidate the position immediately.
Rockefeller US Small Cap Core Fund | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in foreign securities involve certain risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies, as well as risks related to the lack of public information with respect to such foreign issuers and the absence of uniform accounting, auditing and financial reporting standards. Foreign securities markets are often less liquid than U.S. securities markets, which may make the disposition of foreign securities more difficult.
Rockefeller US Small Cap Core Fund | Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Currency Risk. The Fund may invest in securities denominated in U.S. dollars or foreign currencies.
Rockefeller US Small Cap Core Fund | Hedging Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Hedging Risk. The Fund does not currently expect to hedge against declines in the values of its portfolio positions as a result of changes in currency exchange rates, certain changes in the equity markets and market interest rates, and other events, although it may do so in the discretion of the Adviser. Hedging transactions may limit the opportunity for gain if the value of the hedged portfolio positions should increase. Additionally, a lack of hedging by the Fund may cause the value of its portfolio positions to decline.
Rockefeller US Small Cap Core Fund | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Newer Fund Risk. The Fund is a newly registered mutual fund and has limited operating history as a mutual fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interests of shareholders. As a result, the timing of any liquidation may not be favorable to certain individual shareholders.
Rockefeller US Small Cap Core Fund | American Depositary Receipts (“ADRs”) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	American Depositary Receipts (“ADRs”) Risk. The Fund may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a “depositary”), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by the depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities.
Rockefeller US Small Cap Core Fund | Global Depositary Receipts (“GDRs”) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Global Depositary Receipts (“GDRs”) Risk. To the extent the Fund may invest in foreign securities, the Fund may invest in GDRs. GDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. GDRs may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary receipts involve many of the same risks of investing directly in foreign securities.
Rockefeller US Small Cap Core Fund | Exposure Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Exposure Risk. The Fund will hold a small number of securities as compared to its Benchmark. In addition, the Fund’s portfolio may be overweight or underweight a specific sector or industry relative to the Benchmark. These practices can lead to increased volatility. As a result, an adverse development impacting any one position, sector or industry in which the Fund holds investments may have a material adverse effect on the net asset value of the Fund and the Fund’s investment results.
Rockefeller US Small Cap Core Fund | Competition Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Competition Risk. The task of identifying attractive investments is difficult and involves many uncertainties. Because of competition from other investment groups and many other factors, there can be no assurance that the Fund will be able fully to invest its capital on attractive terms, and there can be no assurance that the Fund will achieve results comparable to that of other investment vehicles having similar investment objectives.
Rockefeller US Small Cap Core Fund | Volatility Of Financial Markets; Risks Of Certain Investment Strategies; Directional Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Volatility of Financial Markets; Risks of Certain Investment Strategies; Directional Risk. Recently, the financial markets have evidenced an exceptional level of volatility. Continued volatility could disrupt the investment strategy of the Fund, decrease the value of the Fund’s portfolio and adversely impact its profitability or performance. The Fund will not engage in short selling and generally not seek to hedge market risk. Accordingly, the performance of the Fund can be expected to generally track the trends of relevant market indices although this may not always be the case and there may be periods of time where the Fund’s performance diverges significantly from such indices.
Rockefeller US Small Cap Core Fund | Preferred Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Rockefeller US Small Cap Core Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Rockefeller US Small Cap Core Fund | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Rockefeller US Small Cap Core Fund | Russell 2000© Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000© Total Return Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.54%
Since Inception	rr_AverageAnnualReturnSinceInception	9.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2023
Rockefeller US Small Cap Core Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RKSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.43%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%	[8],[9]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $500,000 or more that are redeemed within 12 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 750
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	962
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,295
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,234
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	750
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	962
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,295
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,234
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.25%
Since Inception	rr_AverageAnnualReturnSinceInception	8.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2023
Rockefeller US Small Cap Core Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RKSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.43%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%	[8],[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	383
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	680
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,525
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	383
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	680
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,525
Annual Return 2024	rr_AnnualReturn2024	12.35%	[10]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.35%
Since Inception	rr_AverageAnnualReturnSinceInception	13.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2023
Rockefeller US Small Cap Core Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.86%
Since Inception	rr_AverageAnnualReturnSinceInception	12.23%
Rockefeller US Small Cap Core Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.56%
Since Inception	rr_AverageAnnualReturnSinceInception	9.86%
Rockefeller US Small Cap Core Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RKSYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[11]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[11]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.43%	[11]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%	[11]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%	[8],[9],[11]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Class Y shares are not currently offered. “Other Expenses” for Class Y shares are estimated based on “Other Expenses” for Class A shares and Class I shares.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	430
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	760
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,693
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	430
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	760
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,693

[1]	The returns shown in the table above reflect the performance of Founders’ interests of the Predecessor Fund prior to July 21, 2021 and Institutional Class and Class A shares of the Fund beginning July 21, 2021, as noted above.
[2]	Pursuant to an operating expense limitation agreement between Rockefeller & Co. LLC (the “Adviser”), the Fund’s investment adviser, and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively “Excluded Expenses”) do not exceed 0.99% of the Fund’s average daily net assets, through at least March 31, 2026 and subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”). To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may be greater than 0.99%. The operating expense limitation agreement may be terminated at any time only by, or with the consent of the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.
[3]	The returns shown in the bar chart for the calendar years ended December 31, 2022, 2023 and 2024 and for the period beginning July 21, 2021 (commencement of operations) through December 31, 2021 reflect the performance of the Fund’s Institutional Class shares. The remainder of the returns shown in the bar chart reflect the performance of Founders’ interests of the Predecessor Fund. Class A shares would have materially equivalent annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class A shares are subject to a maximum sales load and distribution and service (Rule 12b-1) fees. The performance of the Predecessor Fund has not been restated to reflect the estimated fees and fee waivers or expense limitations applicable to each class of shares of the Fund. Had the performance of the Predecessor Fund been restated, the performance would have been lower. The bar chart does not reflect sales charges and returns would have been lower had sales charges been reflected. The performance of the Predecessor Fund is for Founders’ interests which was the only class issued at the inception of the Predecessor Fund. Founders’ interests and Class A interests of the Predecessor Fund were identical except for inception date and the investment management fee rate charged to each class. The investment management fee rate charged to Founders’ interests and Class A interests of the Predecessor Fund was 0.75% and 1.00%, respectively. Because Class A interests of the Predecessor Fund were subject to a higher investment management fee rate, its performance was lower than Founders’ interests.
[4]	The since inception date for the Institutional Class shares of the Fund is June 1, 2012.
[5]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $500,000 or more that are redeemed within 12 months of purchase.
[6]	The since inception date for the Class A shares of the Fund is July 21, 2021.
[7]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $500,000 or more that are redeemed within 12 months of purchase.
[8]	Pursuant to an operating expense limitation agreement between Rockefeller & Co. LLC (the “Adviser”), the Fund’s investment adviser, and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively “Excluded Expenses”) do not exceed 1.05% of the Fund’s average daily net assets through at least March 31, 2026 and subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”). To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may be greater than 1.05%. The operating expense limitation agreement may be terminated at any time only by, or with the consent of the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.
[9]	“Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” do not correlate to the “Ratio of Expenses to Average Net Assets (After waiver, expense reimbursement)” in the “Financial Highlights” section of this Prospectus because of the increase in the Fund’s expense limitation that took place August 1, 2024.
[10]	The returns shown in the bar chart are for Class I shares of the Fund. Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Performance for Class A shares would be lower as expenses for Class A shares are higher.
[11]	Class Y shares are not currently offered. “Other Expenses” for Class Y shares are estimated based on “Other Expenses” for Class A shares and Class I shares.